STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (223,678)	$ (157,948)
Depreciation	244	116
Bad debt expense	(426)	2,286
Contributed services	26,313	28,959
(Incrase) Decrease in accounts receivable	185	560
(Incrase) Decrease in inventory	2,731	6,931
Increase (Decrease) in accounts payable	28,154	12,503
Increase (Decrease) in accrued expenses	21,605	16,213
Increase (Decrease) in derivative liability	73,858	46,133
NET CASH USED IN OPERATING ACTIVITIES	(71,014)	(44,247)
Purchase of equipment	(1,400)
NET CASH USED IN INVESTING ACTIVITIES	(1,400)
Proceeds from related party loans payable	5,000	6,000
Payments on related party loans payaable	(3,000)	(1,000)
Proceeds from convertible promissory notes	70,000	40,000
NET CASH PROVIDED IN FINANCING ACTIVITIES	72,000	45,000
NET INCREASE/(DECREASE) IN CASH	(414)	753
CASH, BEGINNING OF YEAR debit	1,830	1,077
CASH, END OF YEAR debit	1,416	1,830
Interest paid
Taxes paid
Issued shares of common stock	16,525,000
Settlement of subscriptions payable	$ 33,050